Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 21, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Oct. 28, 2016
Davidson Multi-Cap Equity Fund | Class A
Prospectus:
Trading Symbol	DFMAX
Davidson Multi-Cap Equity Fund | Class C
Prospectus:
Trading Symbol	DFMCX
Davidson Multi-Cap Equity Fund | Class I
Prospectus:
Trading Symbol	DFMIX